Note 4 - Other Investments	12 Months Ended
Mar. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
4.       OTHER INVESTMENTS

Pursuant to ASC 320, “Investments―Debt and Equity Securities,” all of the Company's marketable equity and debt securities are classified as available-for-sale securities. Information regarding the securities classified as available-for-sale at March 31, 2014 and 2015 is as follows:

	Thousands of Yen
March 31, 2014	Cost	Unrealized Gains	Unrealized Losses	Fair Value

Available-for-sale—Equity securities	¥1,391,820	¥2,364,442	¥5,251	¥3,751,011

March 31, 2015

Available-for-sale—Equity securities	¥1,778,803	¥2,528,884	¥95,116	¥4,212,571
Available-for-sale—Debt securities	100,300	1,610	-	101,910
	¥1,879,103	¥2,530,494	¥95,116	¥4,314,481

Maturities of available-for-sale debt securities are due after 10 years.

The following table provides the fair value and gross unrealized losses of the Company's investments, which have been deemed to be temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of March 31, 2014 and 2015:

	Thousands of Yen
	Less than 12 Months		12 Months or More		Total
March 31, 2014	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale—Equity securities	¥56,524	¥5,251	-	-	¥56,524	¥5,251

March 31, 2015

Available-for-sale—Equity securities	¥946,712	¥95,116	-	-	¥946,712	¥95,116

The Company regularly reviews all of the Company's investments to determine if any are other-than-temporarily impaired. The analysis includes reviewing industry analyst reports, sector credit ratings and volatility of the security's market price.

The Company’s unrealized loss on investments in marketable equity securities as of March 31, 2015 relates to Japanese companies (3 issuers) in various industries. The fair value of each investment is between 0.04% and 9.2% less than its cost. The duration of the unrealized loss position was less than 12 months. The Company evaluated the near-term prospects of the issuers and the analyst reports in relation to the severity and duration of impairment. Based on that evaluation and the Company’s ability and intent to hold the investments for a reasonable period of time sufficient for a recovery of fair value, the Company does not consider the investments to be other-than-temporarily impaired at March 31, 2015.

Proceeds from the sale of available-for-sale securities were ¥391,814 thousand for the year ended March 31, 2014. Gross realized gains of ¥107,655 thousand and ¥35,934 thousand were included in "Other income (expenses)" for the years ended March 31, 2014 and 2015, respectively.

Net gain on other investments, which was derived from realized gains on investments in funds, for the year ended March 31, 2014 was ¥313,393 thousand.

The aggregate cost of the Company’s cost method investments totaled ¥2,604,806 thousand and ¥2,346,225 thousand at March 31, 2014 and 2015, respectively.

Impairment of investments in certain marketable equity securities and nonmarketable equity securities, including funds, included in "Other income (expenses)" in the Company’s consolidated statements of income, were recognized to reflect the decline in value considered to be other-than-temporary. The Company recognized impairment loss of ¥19,788 thousand on marketable equity securities for the year ended March 31, 2013 and ¥29,117 thousand on nonmarketable equity securities for the year ended March 31, 2015.